RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of related parties, their related transactions and balances
a)	Related Parties

Name of Related Parties	Relationship with the Group
Zhejiang Cainiao Supply Chain Management Co. Ltd (“Cainiao”)	Entity controlled by a principal shareholder of the Group
Alibaba Cloud Computing Co. Ltd (“Ali Cloud”)	Entity controlled by a principal shareholder of the Group
Alibaba.com Hong Kong Limited (“Alibaba.com”)	Entity controlled by a principal shareholder of the Group
Alibaba (China) Network Technology Co., Ltd (“Alibaba Technology”)	Entity controlled by a principal shareholder of the Group
Lazada Express Limited (“Lazada”)	Entity controlled by a principal shareholder of the Group
Taobao China Holding Limited (“Taobao”)	Entity controlled by a principal shareholder of the Group

23.   RELATED PARTY TRANSACTIONS (CONTINUED)

b)	The Group had the following related party transactions:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Rendering of express delivery and supply chain management services:
Cainiao	540,587	555,798	418,806	65,720
Lazada	10,697	125,561	120,892	18,970
	551,284	681,359	539,698	84,690

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Rental of warehouse as a lessee:
Cainiao	—	18,011	—	—

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating costs paid on behalf of the Company:
Ali Cloud	—	2,768	—	—

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Commission fee paid to related party:
Cainiao	160	—	—	—

23.   RELATED PARTY TRANSACTIONS (CONTINUED)

b)The Group had the following related party transactions:(continued)

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating costs paid to related party:
Ali Cloud	9,669	14,861	13,608	2,135

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Issue convertible senior notes to related party (Note 16):
Alibaba.com	687,677	1,061,421	—	—

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Interest expense of convertible senior notes accrued to related party (Note 16):
Alibaba.com	5,447	46,460	62,887	9,868

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Borrowings received from related party:
Alibaba Technology	—	—	600,000	94,153

On August 19, 2021, BEST China signed a bridge loan agreement with Alibaba (China) Network Technology Co., Ltd. (“Alibaba Technology”) with a total principal amount of RMB600,000 (US$94,153) with a term of one year and payable upon the completion of disposal of BEST Network. The effective interest rate per annum of the Bridge Loan is 0.36%. The Group repaid the borrowings on December 17, 2021.

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Borrowings repaid to related party:
Alibaba Technology	—	—	600,000	94,153

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Interest expense of borrowings accrued to related party:
Alibaba Technology	—	—	674	106

23.   RELATED PARTY TRANSACTIONS (CONTINUED)

b)The Group had the following related party transactions:(continued)

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cash proceeds from the disposal of an equity investment (Note 11):
Cainiao	—	—	220,000	34,523

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Issuance of BEST Asia Series A Preferred Shares to a related party (Note 22):
Taobao	—	—	193,803	30,412

c)	The Group had the following related party balances at the end of the year:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Amounts due from related parties:
Cainiao	140,132	76,730	12,041
Ali Cloud	—	454	71
Lazada	42,277	48,014	7,534
	182,409	125,198	19,646

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Amounts due to related parties:
Alibaba.com	28,275	2,763	434
Ali Cloud	972	—	—
	29,247	2,763	434

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Convertible senior notes held by a related party – current:
Alibaba.com	—	633,475	99,406
Convertible senior notes held by a related party – non-current:
Alibaba.com	1,617,846	955,097	149,876